Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted average number of ordinary shares outstanding	71,562,000	71,089,000	70,349,000
Weighted average number of ordinary shares (diluted)	72,056,000	71,521,000	71,213,000